ALLOWANCE FOR DOUBTFUL ACCOUNTS, STOCK ROTATIONS AND SALES DISCOUNTS	12 Months Ended
Dec. 31, 2011
ALLOWANCE FOR DOUBTFUL ACCOUNTS, STOCK ROTATIONS AND SALES DISCOUNTS

6. ALLOWANCE FOR DOUBTFUL ACCOUNTS, STOCK ROTATIONS AND SALES DISCOUNTS

	Years Ended December 31
	2009	2010	2011
Allowance for doubtful accounts
Balance at beginning of year	$138,739	$118,867	$58,428
Additions charged to (reversal from) expenses	(13,612)	(38,104)	33,256
Write-offs	(6,260)	(22,335)	—

Balance at end of year	$118,867	$58,428	$91,684

Allowance for stock rotation
Balance at beginning of year	$381,550	$—	$—
Additions charged to (reversal from) sales	(204,800)	—	—
Deductions	(176,750)	—	—

Balance at end of year	$—	$—	$—

Allowance for sales discounts
Balance at beginning of year	$47,444	$668,424	$368,974
Additions charged to (reversal from) sales	661,249	51,847	(62,489)
Deductions	(40,269)	(351,297)	(252,867)

Balance at end of year	$668,424	$368,974	$53,618